Share Based Compensation - Restricted Ordinary Shares Rollforward (Details) - Restricted Ordinary Shares - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of restricted shares
Unvested and outstanding beginning balance (shares)	90,383	314,744
Granted (shares)	0	0
Vested (shares)	(90,383)	(222,392)
Forfeited (shares)	0	(1,969)
Unvested and outstanding ending balance (shares)	0	90,383
Weighted average grant date fair value
Unvested and outstanding beginning balance (usd per share)	$ 4.17	$ 4.22
Granted (usd per share)		0
Vested (usd per share)	4.17	4.24
Forfeited (usd per share)		4.44
Unvested and outstanding ending balance (usd per share)	$ 0	$ 4.17